Events after the reporting period (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2019	Apr. 02, 2020	Dec. 31, 2018
Disclosure of Subsequent Event [Line Items]
Deferred income tax liability, net		$ 28,959,000		$ 31,422,000
Income tax, fines		$ 29,000,000
Syndicated Term Loan [Member]
Disclosure of Subsequent Event [Line Items]
Term loan interest rate is equal to LIBOR plus			1.90%
Loan payable in semi-annual installment			$ 41,250,000
Loan payable in final payment			$ 68,750,000
Commencement of major litigation [member]
Disclosure of Subsequent Event [Line Items]
Deferred income tax liability, net	$ 8,000,000
Income tax for interest expense	16,800,000
Income tax, fines	$ 4,000,000